                              THE COMMERCE FUNDS

                       SUPPLEMENT DATED JANUARY 1, 1997
                       TO PROSPECTUS DATED MARCH 1, 1996

  Effective January 1, 1997, The Commerce Funds will begin offering a second class of shares, designated as Service Shares. Service Shares will be offered to retail investors as described in a separate Prospectus. Service Shares and Institutional Shares represent equal pro rata interests in a Fund, except that
(i) Service Shares will bear the expenses incurred under The Commerce Funds' Distribution Plan and Shareholder Services Plan applicable to Service Shares at annual rates not to exceed 0.25% and 0.25%, respectively, of average daily net assets of Service Shares of the Short-Term Government, Bond, Balanced, Growth, Aggressive Growth and International Equity Funds and (ii) each class will have different exchange privileges and shareholder servicing. The differences in expenses paid by the respective funds will affect performance. As of January 1, 1997, the class of shares offered by the accompanying Prospectus has been designated as Institutional Shares and will be offered to institutional investors. For information regarding Service Shares, please call The Commerce Funds at 1-800-305-2140. Current shareholders of the Institutional Class can continue to purchase additional shares of the Institutional Class.

EXCHANGE OPTION

  Effective, January 1, 1997, the exchange option for investments in a money market fund has been changed from Financial Square Treasury, Prime and Tax-Free Money Market Funds to the Goldman Sachs--Institutional Liquid Assets Prime Obligations Portfolio.

SALES CHARGE

  Effective January 1, 1997, the maximum front-end sales charge is 2.00% on purchases of Institutional Shares of the Short-Term Government Fund and the sales charge schedule has been changed to the following:

                                                                      MAXIMUM
                                                                     DEALER'S
                                                                    REALLOWANCE
                                                AS A % OF AS A % OF  AS A % OF
                                                OFFERING  NET ASSET  OFFERING
                                                  PRICE     VALUE    PRICE PER
   AMOUNT OF PURCHASE                           PER SHARE PER SHARE   SHARE*
   ------------------                           --------- --------- -----------
Less than $500,000.............................   2.00%     2.04%      1.80%
$500,001 but less $1,000,000...................   1.00%     1.01%      0.90%
$1,000,001 or more.............................   0.00%     0.00%      0.00%

--------
*Dealer's reallowance may be changed periodically.

FINANCIAL HIGHLIGHTS

  The following replaces the "FINANCIAL HIGHLIGHTS" on page 6.

                             FINANCIAL HIGHLIGHTS

               SELECTED DATA OF INSTITUTIONAL SHARES OUTSTANDING
              DURING THE SEMI-ANNUAL PERIOD ENDED APRIL 30, 1996

                             INSTITUTIONAL SHARES

  The financial highlights presented below set forth certain information concerning the investment results for the Institutional Shares of each Fund for the semi-annual period ended April 30, 1996. The following data with respect to an Institutional Share outstanding during the period ended April 30, 1996 has been derived from unaudited financial statements prepared by The Commerce Funds. This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information. These reports also contain performance information and may be obtained free of charge by contacting The Commerce Funds at the address or telephone number on page 29 of the Prospectus.

                              THE COMMERCE FUNDS

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         INCOME FROM                   DISTRIBUTIONS TO
                                    INVESTMENT OPERATIONS                SHAREHOLDERS
                            -------------------------------------   -----------------------
                                             NET
                                           REALIZED
                                             AND                                      NET
                                         UNREALIZED                                  ASSET
                  NET ASSET                 GAIN                                     VALUE,
                    VALUE,       NET     (LOSS) ON      FROM NET       FROM NET       END
                  BEGINNING  INVESTMENT    INVEST-     INVESTMENT   REALIZED GAIN      OF       TOTAL
                  OF PERIOD    INCOME      MENTS(b)      INCOME     ON INVESTMENTS   PERIOD   RETURN(c)
                  ---------  ----------  -----------   ----------   --------------   ------   --------

                                                    SHORT-TERM GOVERNMENT FUND
------------------------------------------------------------------------------------------------------
Six months ended
(unaudited):
4/30/96.........   $18.83     $0.55         $(0.29)       $(0.55)         $(0.22)    $18.32       1.36%
12/12/94(a) to
10/31/95........    18.00      1.06           0.83         (1.06)            --       18.83      10.72
                                                             BOND FUND
------------------------------------------------------------------------------------------------------
Six months ended
(unaudited):
4/30/96.........    19.61      0.59         (0.58)        (0.59)          (0.26)     18.77       (0.02)
12/12/94(a) to
10/31/95........    18.00      1.12          1.61         (1.12)            --       19.61       15.59
                                                           BALANCED FUND
------------------------------------------------------------------------------------------------------
Six months ended
(unaudited):
4/30/96.........   22.10      0.25          1.45          (0.25)          (0.66)     22.89        7.82
12/12/94(a) to
10/31/95........   18.00      0.59          4.06          (0.55)            --       22.10       26.14
                                                                                                RATIOS
                                                                                               ASSUMING
                                                                                             NO WAIVER OF
                                                                                                FEES OR
                                                                                              ENTERPRISE
                                                                                            REIMBURSEMENTS
                                                                                       -----------------------

                                      RATIO                                                           RATIO
                       RATIO          OF NET                                             RATIO        OF NET
                       OF NET       INVESTMENT                               NET           OF       INVESTMENT
                      EXPENSES        INCOME                   AVERAGE    ASSETS AT     EXPENSES    INCOME TO
                     TO AVERAGE     TO AVERAGE    PORTFOLIO    COMMIS-       END       TO AVERAGE    AVERAGE
                        NET            NET        TURNOVER      SION      OF PERIOD       NET          NET
                      ASSETS(d)      ASSETS(d)      RATE        RATE     (IN 000'S)    ASSETS(d)    ASSETS(d)
                     ----------     ----------    ---------    -------   ----------    ----------   ----------
                                                    SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------
Six months ended
(unaudited):
4/30/96.........      0.68%            5.88%           0%        --        $27,128        1.05%        5.51%
12/12/94(a) to
10/31/95........      0.68             6.38          158         --         20,211        1.14         5.92
                                                             BOND FUND
--------------------------------------------------------------------------------------------------------------
Six months ended
(unaudited):
4/30/96.........      0.84             6.10          11          --        115,068        0.84         6.10
12/12/94(a) to
10/31/95........      0.88             6.64          58          --         98,504        0.88         6.64
                                                           BALANCED FUND
--------------------------------------------------------------------------------------------------------------
Six months ended
(unaudited):
4/30/96.........      1.13             2.30          23          $0.0835   58,454         1.41         2.02
12/12/94(a) to
10/31/95........      1.13             3.28          59               --   48,329         1.45         2.96

----------
(a) Commencement of operations.
(b) Includes the balancing effect of calculating per share amounts.
(c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized.

                              THE COMMERCE FUNDS

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                         INCOME FROM                              DISTRIBUTIONS TO
                                    INVESTMENT OPERATIONS                           SHAREHOLDERS
                            ------------------------------------------     ---------------------------
                                             NET         NET REALIZED
                                           REALIZED           AND
                                             AND          UNREALIZED                                    NET                 RATIO
                                         UNREALIZED         GAIN ON                                    ASSET                OF NET
                  NET ASSET                 GAIN            FOREIGN                                    VALUE,              EXPENSES
                   VALUE,       NET        (LOSS) ON       CURRENCY        FROM NET       FROM NET      END               TO AVERAGE
                  BEGINNING  INVESTMENT    INVEST-          RELATED       INVESTMENT   REALIZED GAIN     OF      TOTAL        NET
                  OF PERIOD    INCOME      MENTS(b)     TRANSACTIONS(b)     INCOME     ON INVESTMENTS  PERIOD  RETURN(c)  ASSETS(d)
                  ---------  ----------  -----------    --------------    ----------   --------------  ------  --------  -----------
                                                            GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
Six months ended (unaudited):
4/30/96.........  $24.68     $0.08       $2.76               --           $(0.08)      $(1.13)         $26.31  11.79%     1.08%
12/12/94(a) to
10/31/95........   18.00      0.15        6.68               --            (0.15)         --            24.68  38.06      1.11
                                                      AGGRESSIVE GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
Six months ended (unaudited):
4/30/96.........   25.30     (0.01)       3.59               --             --          (0.68)          28.20  14.39      1.20
12/12/94(a) to
10/31/95........   18.00     (0.04)       7.34               --             --            --            25.30  40.56      1.32
                                                     INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Six months ended (unaudited):
4/30/96.........   18.64      0.10        2.78          (0.56)             (0.08)       (0.07)          20.81  12.48      1.72
12/12/94(a) to
10/31/95........   18.00      0.12        0.95          (0.40)             (0.03)         --            18.64   3.73      1.81
                                                                                                RATIOS
                                                                                               ASSUMING
                                                                                             NO WAIVER OF
                                                                                                FEES OR
                                                                                              ENTERPRISE
                                                                                            REIMBURSEMENTS
                                                                                       -----------------------

                                      RATIO                                                           RATIO
                                      OF NET                                             RATIO        OF NET
                                    INVESTMENT                               NET           OF       INVESTMENT
                                  INCOME (LOSS)                AVERAGE    ASSETS AT     EXPENSES    INCOME TO
                                    TO AVERAGE    PORTFOLIO    COMMIS-       END       TO AVERAGE    AVERAGE
                                       NET         TURNOVER     SION      OF PERIOD       NET          NET
                                     ASSETS(d)      RATE        RATE     (IN 000'S)    ASSETS(d)    ASSETS(d)
                                  -------------   ---------    -------   ----------    ----------   ----------
                                                            GROWTH FUND
--------------------------------------------------------------------------------------------------------------
Six months ended (unaudited):
4/30/96.........                   0.62%           15%          $0.0768   $163,475      1.08%        0.62%
12/12/94(a) to
10/31/95........                   0.81            33              --      141,735      1.11         0.81
                                                      AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------------------------------------
Six months ended (unaudited):
4/30/96.........                  (0.20)           32%           0.0808     64,601      1.20        (0.20)
12/12/94(a) to
10/31/95........                  (0.29)           59             --        41,665      1.32        (0.29)
                                                     INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------------------------
Six months ended (unaudited):
4/30/96.........                   1.05            13%           0.0208     40,744      2.60         0.17
12/12/94(a) to
10/31/95........                   1.06            25             --        21,014      3.50        (0.63)

----------
(a) Commencement of operations.
(b) Includes the balancing effect of calculating per share amounts.
(c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge were taken into account.
(d) Annualized.